CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2025 CNY (¥)
Ordinary Shares [Member] | Maximum [Member]
Option exercised and restricted stock units vested	¥ 1,000